Biological assets (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets		$ 8,489,873	$ 8,157,688	$ 7,948,379
Gross carrying amount [member]
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets		8,489,873	8,157,688	$ 7,948,379
Acquisitions through business combinations, biological assets		20,871,261	18,440,177
Decrease due to harvest, biological assets		(20,634,418)	(18,230,868)
Increase (decrease) in biological assets		332,185	$ 209,309
Increase (decrease) through other changes, biological assets	[1]	$ 95,342

[1]	Mainly corresponds to the financial effect of the application IAS 29 “Financial reporting in hyperinflationary economies”. See Note 4 - Accounting changes, letter b).